Document and Entity Information (USD $)	3 Months Ended
	Aug. 31, 2010	Oct. 08, 2010	Oct. 07, 2010
Document and Entity Information:
Entity Registrant Name	Xun Energy, Inc.
Document Type	10-Q
Document Period End Date	Aug 31, 2010
Amendment Flag	true
Amendment Description	XBRL AttachmentsC
Entity Central Index Key	0001435936
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		510,416,000
Entity Public Float			$ 11,041,600
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Dec 20, 2007
Entity Information, Date to Change Former Legal or Registered Name	Jul 20, 2010

Statement of Financial Position (USD $)	Aug. 31, 2010		May 31, 2010
Balance Sheets
Cash	$ 30		$ 22,386
Accounts Receivable	1,880		0
Total Current Assets	1,910		22,386
Total Assets	1,910		22,386
Accounts payable and accrued expenses	22,132		3,177
Loan payable	60,000		60,000
Total Current Liabilities	82,132		63,177
Preferred Stock, shares authorized	50,000,000		50,000,000
Preferred Stock par value	$ 0.0001		$ 0.0001
Preferred Stock, issued and outstanding	0		0
Paid in Capital at Par - Preferred Stock	0		0
Additional Paid in Capital - Preferred Stock	0		0
Common Stock, shares authorized	5,000,000,000		5,000,000,000
Common Stock, par value	$ 0.0001		$ 0.0001
Common Stock, issued and outstanding	510,416,000	[1]	510,416,000	[1]
Paid in Capital at Par - Common Stock	51,042		51,042
Additional Paid in Capital - Common Stock	9,166		9,166
Deficit Accumulated During the Development Stage	(140,430)		(100,999)
Total Stockholders' Equity (Deficit)	(80,222)		(40,791)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,910		$ 22,386

[1]	Note 1 - The number of issued and outstanding shares of common stock has been adjusted to reflect an 80:1 forward split effective August 3, 2010

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				32 Months Ended
	Aug. 31, 2010		Aug. 31, 2009		Aug. 31, 2010
STATEMENT OF OPERATIONS
Revenue - Operations	$ 0		$ 0		$ 0
Total Revenue	0		0		0
Filing Fees	1,608		320		5,728
General and Administrative	4,561		170		26,579
Professional Fees	32,068		2,000		106,337
Loss before income taxes	(38,236)		(2,490)		(138,644)
Other income (expense)	(1,195)		0		(1,787)
Provision for Income Taxes	0		0		0
Net (Loss)	$ (39,431)		$ (2,490)		$ (140,430)
(Loss) per Common Shares	$ (0.0000772526331)		$ (0.0000048781778)
Weighted Average Number of Common Shares	510,416,000	[1]	510,416,000	[1]

[1]	Note 1 - The number of issued and outstanding shares of common stock has been adjusted to reflect an 80:1 forward split effective August 3, 2010

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)		Common Stock	Additional Paid-in Capital	Retained Earnings	Total Equity
Stockholders' Equity at Dec. 19, 2007		$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Dec. 19, 2007		0	0	0	0
Stock Issued During Period to Directors, Value, New Issues		40,000	(35,000)	0	5,000
Stock Issued During Period to Directors, Shares, New Issues	[1]	400,000,000
Stock Issued During Period, Value, New Issues		11,042	44,166	0	55,208
Stock Issued During Period, Shares, New Issues	[1]	110,416,000
Net Income (Loss) for the period		0	0	(85)	(85)
Stockholders' Equity at May. 31, 2008		51,042	9,166	(85)	60,123
Shares, Outstanding at May. 31, 2008	[1]	510,416,000
Net Income (Loss) for the period		0	0	(50,170)	(50,170)
Stockholders' Equity at May. 31, 2009		51,042	9,166	(50,255)	9,953
Shares, Outstanding at May. 31, 2009	[1]	510,416,000
Net Income (Loss) for the period		0	0	(50,744)	(50,744)
Stockholders' Equity at May. 31, 2010		51,042	9,166	(100,999)	(40,791)
Shares, Outstanding at May. 31, 2010	[1]	510,416,000
Net Income (Loss) for the period		0	0	(39,431)	(39,431)
Stockholders' Equity at Aug. 31, 2010		$ 51,042	$ 9,166	$ (140,430)	$ (80,222)
Shares, Outstanding at Aug. 31, 2010	[1]	510,416,000

[1]	Note 1 - The number of issued and outstanding shares of common stock has been adjusted to reflect an 80:1 forward split effective August 3, 2010

STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		32 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2010
Statement of Cash Flows
Net (Loss)	$ (39,431)	$ (2,490)	$ (140,430)
Accounts receivable and accrued receivables	(1,880)	0	(1,880)
Accounts payable and accrued liabilities	18,955	0	22,132
Net Cash Provided by (Used in) Operating Activities	(22,356)	(2,490)	(120,178)
Proceeds from issuance of common stock	0	0	60,208
Repayment of loans	2,000	0	2,000
Proceeds from loans	2,000	0	62,000
Net Cash Provided by (Used in) Financing Activities	0	0	120,208
Net Increase (Decrease) in Cash	(22,356)	(2,490)	30
Cash, Beginning of Period	22,386	60,123	0
Cash, End of Period	30	57,633	30
Cash paid for income taxes	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0

Note 1. Organization and Description of Business	3 Months Ended
Aug. 31, 2010
Notes
Note 1. Organization and Description of Business

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on December 20, 2007 as Real Value Estates, Inc. On July 20, 2010, the Company changed its name to Xun Energy, Inc.

The Company has no current operations and is considered a shell company. The Company has not yet realized any revenues from its planned operations.

Since we are currently deemed a shell company, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flow from inception to the current balance sheet date.

Note 3. Advertising	3 Months Ended
Aug. 31, 2010
Notes
Note 3. Advertising	NOTE 3. ADVERTISING The Company’s policy regarding advertising is to expense advertising when incurred. The Company had not incurred any advertising expense as of August 31, 2010.

Note 4. Going Concern	3 Months Ended
Aug. 31, 2010
Notes
Note 4. Going Concern

NOTE 4.   GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has net losses for the period from inception (December 20, 2007) to August 31, 2010. This condition raises substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management is planning to raise additional funds through debt or equity offerings. There is no guarantee that the Company will be successful in these efforts.

Note 5. Related Party Transactions	3 Months Ended
Aug. 31, 2010
Notes
Note 5. Related Party Transactions

NOTE 5.   RELATED PARTY TRANSACTIONS

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.

On December 20, 2007, pursuant to the terms of a subscription agreement, we sold 80,000,000 (post forward split) shares of our common stock to Ms. Marina Karpilovski, the Company's former President and a director, for cash payment to us of $1,000. We believe this issuance was deemed to be exempt under Regulation S of the Securities Act, as no advertising or general solicitation was employed in offering the securities, the offering and sale was made only to Ms. Karpilovski who is a non-U.S. citizen, and transfer was restricted by us in accordance with the requirements of the Securities Act.

On December 20, 2007 pursuant to the terms of a subscription agreement, we sold 320,000,000 (post forward split) shares of our common stock to Mr. Michael Zazkis, the Company's former Secretary, Treasurer and a director, for cash payment to us of $4,000. We believe this issuance was deemed to be exempt under Regulation S of the Securities Act, as no advertising or general solicitation was employed in offering the securities, the offering and sale was made only to Mr. Zazkis who is a non-U.S. citizen, and transfer was restricted by us in accordance with the requirements of the Securities Act.

Note 7. Net Operating Losses	3 Months Ended
Aug. 31, 2010
Notes
Note 7. Net Operating Losses	NOTE 7. NET OPERATING LOSSES As of August 31, 2010, the Company has a net operating loss carry-forward of approximately $140,430, which will expire 20 years from the date the loss was incurred.

Note 9: Recent Accounting Pronouncements	3 Months Ended
Aug. 31, 2010
Notes
Note 9: Recent Accounting Pronouncements

NOTE 9: RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, the FASB issued FSP No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP FAS 157-4”), codified in FASB ASC 820-10-65, which provides additional guidance for estimating fair value in accordance with ASC 820-10 when the volume and level of activity for an asset or liability have significantly decreased. ASC 820-10-65 also includes guidance on identifying circumstances that indicate a transaction is not orderly. The adoption of ASC 820-10-65 did not have an impact on the Company's results of operations or financial condition.

In May 2009, the FASB issued SFAS No. 165, "Subsequent Events" ("SFAS 165") codified in FASB ASC 855-10-05, which provides guidance to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. FASB ASC 855-10-05 is effective for interim and annual periods ending after June 15, 2009. FASB ASC 855-10-05 requires that public entities evaluate subsequent events through the date that the financial statements are issued.

In June 2009, the FASB issued SFAS No. 166, "Accounting for Transfers of Financial Assets - an amendment of FASB Statement No. 140" ("SFAS 166"), codified as FASB ASC 860, which requires entities to provide more information regarding sales of securitized financial assets and similar transactions, particularly if the entity has continuing exposure to the risks related to transferred financial assets. FASB ASC 860 eliminates the concept of a "qualifying special-purpose entity," changes the requirements for derecognizing financial assets and requires additional disclosures. FASB ASC 860 is effective for fiscal years beginning after November 15, 2009. The adoption of FASB ASC 860 did not have an impact on the Company's financial condition, results of operations or cash flows.

In June 2009, the FASB issued SFAS No. 167, "Amendments to FASB Interpretation No. 46(R)" ("SFAS 167"), codified as FASB ASC 810-10, which modifies how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. FASB ASC 810-10 clarifies that the determination of whether a company is required to consolidate an entity is based on, among other things, an entity's purpose and design and a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. FASB ASC 810-10 requires an ongoing reassessment of whether a company is the primary beneficiary of a variable interest entity. FASB ASC 810-10 also requires additional disclosures about a company's involvement in variable interest entities and any significant changes in risk exposure due to that involvement. FASB ASC 810-10 is effective for fiscal years beginning after November 15, 2009. The adoption of FASB ASC 810-10 did not have an impact on the Company's financial condition, results of operations or cash flows.

In June 2009, the FASB issued FASB ASC 105, Generally Accepted Accounting Principles, which establishes the FASB Accounting Standards Codification as the sole source of authoritative generally accepted accounting principles. Pursuant to the provisions of FASB ASC 105, we have updated references to GAAP in our financial statements. The adoption of FASB ASC 105 did not impact the Company's financial position or results of operations.

Note 10: Change of Control	3 Months Ended
Aug. 31, 2010
Notes
Note 10: Change of Control

NOTE 10: CHANGE OF CONTROL

On February 9, 2010 certain shareholders sold and transferred an aggregate of 400,000,000 (post forward split) shares of Common Stock representing approximately 78.37% of the issued and outstanding shares of the Company to certain buyers (“Buyers”), at $0.000625 per share, post forward split, for an aggregate purchase price of $250,000 (the “Purchase Price”). Such transaction is hereinafter referred to as the “Takeover” or the “Transaction”.

The table below represents the ownership and percentage of control by each of the new shareholders:

Schedule of Ownership and Percentage of Control

Name of Beneficial Owner	Class of Voting Stock	Number of Shares (Post Forward Split) of Voting Stock Beneficially Owned	Percentage of Class [1]
Donald Lynch	Common Stock	80,000,000	15.67%
Peter Matousek	Common Stock	320,000,000	62.69%
All Officers & Directors As a Group (2 Persons)	Common Stock	400,000,000	78.37% [1]
[1] Note 1 - Based on 510,416,000 (post forward split) shares of Common Stock issued and outstanding.

In connection with the Agreement, there was a change in the majority of the Company’s Board of Directors. Upon the consummation of the Takeover, Marina Karpilovski President and Director, and Michael Zazkis, Secretary, Treasurer & Director resigned and Mr. Donald Lynch was appointed as Director and Executive Officer of the Company and Mr. Mr. Peter Matousek was appointed as Director and Executive Officer of the Company.

Note 11: Loan Payable	3 Months Ended
Aug. 31, 2010
Notes
Note 11: Loan Payable

NOTE 11: LOAN PAYABLE

The Company has a loan in the amount of $60,000.00 which consists of two unsecured Promissory Notes which accrue interest at 8 per cent per annum. The Promissory Notes are not callable and mature one year from the date of the Promissory Note with interest paid on maturity of the Promissory Note. The $10,000.00 Promissory Note and interest is due on March 16, 2011 and the $50,000.00 Promissory Note and interest is due on April 22, 2011.

Note 13: Commitments	3 Months Ended
Aug. 31, 2010
Notes
Note 13: Commitments

NOTE 13: COMMITMENTS

On March 1, 2010, the Company entered into a Management and Financial Service Agreement with the interim CEO for a 6 month period ending August 31, 2010 whereby the interim CEO will be paid up $5,000 per month. The Financial Service Agreement was not renewed by the Company when the Financial Service Agreement ended on August 31, 2010. There was no disagreement between the Company and Mr. Kushner regarding the Company’s operations or accounting.

Note 14: Subsequent Events	3 Months Ended
Aug. 31, 2010
Notes
Note 14: Subsequent Events

NOTE 14: SUBSEQUENT EVENTS

MANAGEMENT AND FINANCIAL SERVICE AGREEMENT

On September 1, 2010, the Company entered into a Management and Financial Service Agreement with Mr. Peter Matousek for a 12 month period ending August 31, 2011 whereby Mr. Matousek will be paid $30,000 in cash payments and 2,500 shares per month in stock of the Company. The stock will be valued based on the average of the 5 trading day close price prior to each month end. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000.

BOARD MEMBER COMPENSATION AGREEMENTS

On September 1, 2010, the Company entered into a Board Member Compensation Agreement with Mr. Peter Matousek for a 12 month period ending August 31, 2011 whereby Mr. Matousek will be paid 5,000 shares per month in stock of the Company.

On September 1, 2010, the Company entered into a Board Member Compensation Agreement with Mr. Donald Lynch for a 12 month period ending August 31, 2011 whereby Mr. Lynch will be paid 5,000 shares per month in stock of the Company.

The stock will be valued based on the average of the 5 trading day close price prior to each month end. The terms and conditions will be renegotiated upon the successful consummation of a Business Combination through the acquisition of, or merger or consolidation with, a company that has substantial additional capital and or operating revenues; or the Company is able to finance operating expenses with additional debt or through equity financing of not less than $5,000,000.

Basis of Accounting (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Basis of Accounting	BASIS OF ACCOUNTING The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected a May 31 fiscal year end.

Unaudited Interim Financial Statements (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Unaudited Interim Financial Statements

UNAUDITED INTERIM FINANCIAL STATEMENTS

The interim financial statements of Xun Energy, Inc. as of August 31, 2010, and for the three months then ended, and cumulative from inception, are unaudited. However, in the opinion of management, the interim financial statements include all adjustments, consisting only of normal recurring adjustments, necessary to present fairly Xun Energy, Inc.’s financial position as of August 31, 2010, and the results of its operations and its cash flows for the three months ended August 31, 2010, and August 31, 2009, and cumulative from inception. These results are not necessarily indicative of the results expected for the fiscal year ending May 31, 2011. The accompanying financial statements and notes thereto do not reflect all disclosures required under accounting principles generally accepted in the United States of America. Refer to the Company’s audited financial statements as of May 31, 2010, filed with the SEC for additional information, including significant accounting policies.

Earnings Per Share (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Earnings Per Share

EARNINGS PER SHARE

Basic earnings (loss) per share amount are computed by dividing the net income (loss) by the weighted average number of common shares outstanding.  Diluted earnings (loss) per share are the same as basic earnings (loss) per share due to the lack of dilutive items in the Company.

Cash Equivalents (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Cash Equivalents	CASH EQUIVALENTS The Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents.

Estimated Fair Value of Financial Instruments (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Estimated Fair Value of Financial Instruments

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value of the Company’s financial instruments, consisting of accounts payable and accrued liabilities approximate their fair value due to the short-term maturity of such instruments.  Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial statements.

Income Taxes (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Income Taxes

INCOME TAXES

Income taxes are provided in accordance with FASB ASC 740.  A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards.  Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Use of Estimates (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Use of Estimates

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Note 1. Organization and Description of Business (Details) (USD $)	3 Months Ended		32 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2010
Details
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Dec 20, 2007
Entity Information, Date to Change Former Legal or Registered Name	Jul 20, 2010
Revenue - Operations	$ 0	$ 0	$ 0

Note 3. Advertising (Details) (USD $)	32 Months Ended
Aug. 31, 2010
Details
Advertising Expense	$ 0

Note 5. Related Party Transactions (Details) (USD $)	3 Months Ended
Feb. 28, 2008
Ms. Marina Karpilovski
Related Party Transaction, Description of Transaction	On December 20, 2007, pursuant to the terms of a subscription agreement, we sold 80,000,000 (post forward split) shares of our common stock to Ms. Marina Karpilovski, the Company's former President and a director, for cash payment to us of $1,000.
Related Party Transaction, Amounts of Transaction	$ 1,000
Mr. Michael Zazkis
Related Party Transaction, Description of Transaction	On December 20, 2007 pursuant to the terms of a subscription agreement, we sold 320,000,000 (post forward split) shares of our common stock to Mr. Michael Zazkis, the Company's former Secretary, Treasurer and a director, for cash payment to us of $4,000.
Related Party Transaction, Amounts of Transaction	$ 4,000

Income Tax Disclosure (Details) (USD $)	Aug. 31, 2010
Details
Liability for Uncertain Tax Positions, Current	$ 0
Deferred Tax Liabilities, Net	$ 49,150

Note 7. Net Operating Losses (Details) (USD $)	Aug. 31, 2010
Details
Operating Loss Carryforwards, Valuation Allowance	$ 140,430

Items (Details) (USD $)	Aug. 31, 2010		Aug. 03, 2010		May 31, 2010	Aug. 31, 2009		Mar. 31, 2008
Common Stock, shares authorized	5,000,000,000				5,000,000,000
Common Stock, par value	$ 0.0001				$ 0.0001			$ 0.0005	[1],[2]
Preferred Stock, shares authorized	50,000,000				50,000,000
Preferred Stock, No Par Value	$ 0.0001				$ 0.0001
Common Stock, Shares, Issued	400,000,000	[2]
Common Stock, Value, Issued	$ 5,000
Shares, Issued						110,416,000	[1],[2]
Forward Stock Split			510,416,000	[3]
Directors
Common Stock, Shares, Issued	400,000,000	[2]
Common Stock, Value, Issued	$ 5,000

[1]	post forward split
[2]	post forward split 80:1
[3]	6,380,200 common shares forward split 80:1

Note 10: Change of Control (Details)	3 Months Ended
	Aug. 31, 2010
Common Stock, Shares, Issued	400,000,000	[1]
Common Stock | Donald Lynch
Common Stock, Shares, Issued	80,000,000	[2]
Percentage of Class	15.67%	[2]
Common Stock | Peter Matousek
Common Stock, Shares, Issued	320,000,000	[2]
Percentage of Class	62.69%	[2]
Common Stock | All Officers and Directors as a Group
Common Stock, Shares, Issued	400,000,000	[2]
Percentage of Class	78.37%	[2]

[1]	post forward split 80:1
[2]	post forward split

Note 11: Loan Payable (Details) (USD $)	Apr. 22, 2011		Mar. 16, 2011
Details
Debt, Current	$ 50,000	[1]	$ 10,000	[1]

[1]	1 year, 8% per annum interest accrued

Note 13: Commitments (Details) (Denis Kushner, USD $)	Aug. 31, 2010
Denis Kushner
Commitments and Contingencies	$ 5,000 [1]

[1]	Six month Management and Financial Service Agreement - Monthly Fee

Note 14: Subsequent Events (Details) (USD $)	12 Months Ended
Aug. 31, 2011
Peter Matousek-Officer
Commitments and Contingencies	$ 30,000 [1]
Stock Granted During Period, Shares, Share-based Compensation	2,500 [2]
Peter Matousek
Stock Granted During Period, Shares, Share-based Compensation	5,000 [3]
Donald Lynch
Stock Granted During Period, Shares, Share-based Compensation	5,000 [3]

[1]	12 month Management and Financial Service Agreement
[2]	12 month Management and Financial Service Agreement - Monthly Shares
[3]	12 month Board Compensation Agreement - Monthly Shares

Income Tax Disclosure	3 Months Ended
Aug. 31, 2010
Notes
Note 6. Income Taxes

NOTE 6.  INCOME TAXES

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.   During fiscal 2010, 2009 and 2008, the Company incurred net losses and, therefore, has no tax liability.  The net deferred tax asset of approximately $49,150 (assuming a 35% effective tax rate) generated by the loss carry-forward has been fully reserved.

Note 8. Stockholders' Equity	3 Months Ended
Aug. 31, 2010
Notes
Note 8. Stockholders' Equity

NOTE 8. STOCKHOLDERS’ EQUITY

AUTHORIZED

The Company is authorized to issue 5,000,000,000 shares of $0.0001 par value common stock and 50,000,000 shares of preferred stock, par value $0.0001. All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company.

On July 20, 2010, the Company filed a Certificate of Amendment to the Company’s certificate of incorporation with the Nevada Secretary of State which increased the Company’s authorization to issue 5,000,000,000 shares of $0.0001 par value common stock, refer to Note 12: CORPORATE ACTION

ISSUED AND OUTSTANDING

On December 20, 2007, the Company issued 400,000,000 (post forward split) common shares to its Directors for cash of $5,000. Since inception (December 20, 2007) to August 31, 2009, the Company accepted subscriptions for 110,416,000 (post forward split) common shares from 37 investors under a private placement which closed on March 31, 2008. The private placement was not subject to any minimum investment and was priced at $0.0005 per share (post forward split). The Company accepted the subscriptions on various dates throughout the year.

Note 12: Corporate Action	3 Months Ended
Aug. 31, 2010
Notes
Note 12: Corporate Action

NOTE 12: CORPORATE ACTION

A Certificate of Amendment to the Certificate of Incorporation was authorized by the Company’s Board of Directors on May 15, 2010 and approved by the written consent of the holders of a majority of the Company’s shareholders owning a majority of the outstanding issued and outstanding voting shares. The Certificate of Amendment provided for the Company to:

·         Change its name from Real Value Estates, Inc. to Xun Energy, Inc.;

·         Increase the number of authorized shares of its common stock from 100 million shares $0.0001 par value to 5 billion shares of common stock, $0.0001 par value; and

·         An 80:1 forward split of the Company’s issued and outstanding common stock.

On July 20, 2010, the Company filed a Certificate of Amendment to the Company’s certificate of incorporation with the Nevada Secretary of State to effect the name change to Xun Energy, Inc. and to increase the authorized common stock to 5 billion shares of common stock, $0.0001 par value.

On August 3, 2010, the corporate action became effective whereby the 6,380,200 issued and authorized shares of common stock were forward split resulting in 510,416,000 issued and outstanding shares of common stock.

Software Development Costs (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Software Development Costs

SOFTWARE DEVELOPMENT COSTS

Software development costs are expensed as incurred unless the useful life is greater than one year. Software development costs capitalized would represent costs of design, configuration, coding, installation and testing of the Company’s software up to its initial implementation.  Ongoing software post-implementation costs of operation, including training and application maintenance, will be charged to expense as incurred.

Note 8. Stockholders' Equity (Details) (USD $)	Aug. 31, 2010		May 31, 2010	Aug. 31, 2009		Mar. 31, 2008
Details
Common Stock, shares authorized	5,000,000,000		5,000,000,000
Common Stock, par value	$ 0.0001		$ 0.0001			$ 0.0005	[1],[2]
Preferred Stock, shares authorized	50,000,000		50,000,000
Preferred Stock, No Par Value	$ 0.0001		$ 0.0001
Common Stock, Shares, Issued	400,000,000	[2]
Common Stock, Value, Issued	$ 5,000
Shares, Issued				110,416,000	[1],[2]

[1]	post forward split
[2]	post forward split 80:1

Note 12: Corporate Action (Details)	Aug. 03, 2010
Details
Forward Stock Split	510,416,000 [1]

[1]	6,380,200 common shares forward split 80:1

NOTE 6. INCOME TAXES	3 Months Ended
Aug. 31, 2010
Notes
Note 6. Income Taxes

NOTE 6.  INCOME TAXES

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.   During fiscal 2010, 2009 and 2008, the Company incurred net losses and, therefore, has no tax liability.  The net deferred tax asset of approximately $49,150 (assuming a 35% effective tax rate) generated by the loss carry-forward has been fully reserved.

NOTE 6. INCOME TAXES (Details) (USD $)	Aug. 31, 2010
Details
Liability for Uncertain Tax Positions, Current	$ 0
Deferred Tax Liabilities, Net	$ 49,150